UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: June 30, 2002


                            P&S Capital Partners, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     527 Madison Avenue, 11th Floor        New York       New York        10022
--------------------------------------------------------------------------------
Business Address           (Street)         (City)         (State)         (Zip)


13F Filer Number: 28-06197
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Greg Pearson         Chief Financial Officer                 (212) 319-8220
--------------------------------------------------------------------------------
(Name)                      (Title)                              (Phone)

Signature, Place and Date of Signing:

/s/ Greg Pearson
-------------------------------
Greg Pearson
527 Madison Avenue, 11th Floor
New York, New York  10022
8/7/2002

Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    1
                                  --------

List of Other Included Managers:   P&S Capital Management, LLC
                                ----------------------------------

Form 13F Information Table Entry Total:   101
                                       ----------

Form 13F Information Table Value Total:  179,954,000
                                       ----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                                INFORMATION TABLE

                            P&S CAPITAL PARTNERS, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/02



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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
3M Co.                             COM          885535104    2153     17500            17500               17500
3M Co.                             COM          885535104    2153     17500            17500      1        17500
3M Co.                             PUT          88579Y951    2153     17500   PUT      17500               17500
3M Co.                             PUT          88579Y951    2153     17500   PUT      17500      1        17500
Accredo Health Inc.                COM          00437V104    2103     45580            45580               45580
Aetna Inc.                         CALL         00817Y908    1799     37500   CALL     37500               37500
Aetna Inc.                         CALL         00817Y908    1799     37500   CALL     37500      1        37500
Asbury Automotive Group            COM          043436104     960     70620            70620               70620
Asbury Automotive Group            COM          043436104    1205     88620            88620      1        88620
Bard Inc.                          COM          067383109    1697     30000            30000               30000
Bard Inc.                          COM          067383109    2043     36100            36100      1        36100
Barnes & Noble                     COM          067774109    2973    112500           112500              112500
Barnes & Noble                     COM          067774109    3634    137500           137500      1       137500
Boeing Co.                         COM          097023105     563     12500            12500               12500
Boeing Co.                         COM          097023105    1688     37500            37500      1        37500
CSK Auto Corp.                     COM          125965103    3226    231440           231440              231440
CSK Auto Corp.                     COM          125965103    3030    217340           217340      1       217340
Calpine Corp.                      COM          131347106     352     50000            50000               50000
Calpine Corp.                      COM          131347106     527     75000            75000      1        75000
Calpine Corp.                      CALL         131347906      89     12600   CALL     12600               12600
Calpine Corp.                      CALL         131347906      89     12600   CALL     12600      1        12600
Candies Inc.                       COM          137409108      72     17700            17700               17700
Candies Inc.                       COM          137409108      72     17700            17700      1        17700
Coach Inc.                         COM          189754104     626     11400            11400               11400
Collins & Aikman Corp.           COM NEW        194830204     683     75000            75000               75000
Collins & Aikman Corp.           COM NEW        194830204     865     95000            95000      1        95000
Enpro Industries                   COM          29355X107     656    125000           125000              125000
Enpro Industries                   COM          29355X107     919    175000           175000      1       175000
Espeed Inc.                        CLA          296643109     491     45000            45000               45000
Espeed Inc.                        CLA          296643109     606     55500            55500      1        55500
Express Scripts  Inc.              PUT          302182950     376      7500   PUT       7500                7500
Express Scripts  Inc.              PUT          302182950     376      7500   PUT       7500      1         7500
Foot Locker Inc.                   COM          344849104     361     25000            25000               25000
Foot Locker Inc.                   COM          344849104     506     35000            35000      1        35000
Ford Motor Co.                     COM          345370100     320     20000            20000      1        20000
Ford Motor Co.                     CALL         345370900    1200     75000   CALL     75000               75000
Ford Motor Co.                     CALL         345370900    1200     75000   CALL     75000      1        75000
Gentiva Health Svcs                COM          37247A102    1814    201745           201745              201745
Gentiva Health Svcs                COM          37237A102     549     61100            61100      1        61100
Georgia Pacific Corp.              COM          373298108    2067     84100            84100               84100
Georgia Pacific Corp.              COM          373298108    2805    114100           114100      1       114100
Georgia Pacific Corp.              CALL         373298908    1229     50000   CALL     50000               50000
Georgia Pacific Corp.              CALL         373298908    1598     65000   CALL     65000      1        65000
Gemstar - TV Guide Int'l           CALL         36866W906    1078    200000   CALL    200000              200000
Gemstar - TV Guide Int'l           CALL         36866W906    1240    230000   CALL    230000      1       230000
Gillette Co.                       CALL         375766902    5057    149300   CALL    149300              149300
Gillette Co.                       CALL         375766902    3749    110700   CALL    110700      1       110700
HJ Heinz Co.                       COM          423074103    2055     50000            50000               50000
HJ Heinz Co.                       COM          423074103    3699     90000            90000      1        90000
HCA Inc.                           COM          404119109     342      7200             7200                7200
HCA Inc.                           COM          404119109     342      7200             7200      1         7200
Hollywood Casino                   CLA          436132203     204     18850            18850               18850
Hollywood Casino                   CLA          436132203     204     18850            18850      1        18850
Hollywood Entertainment            COM          436141105    1720     83170            83170               83170
Hollywood Entertainment            COM          436141105    2134    103170           103170      1       103170
Home Depot Inc.                    COM          437076102     705     19200            19200      1        19200
International Business Machs.      PUT          459200951    3600     50000   PUT      50000               50000
International Business Machs.      PUT          459200951    3600     50000   PUT      50000      1        50000
Ivex Packaging                     COM          465856102     465     20400            20400               20400
Ivex Packaging                     COM          465856102     692     30400            30400      1        30400
Jupiter Media Metrix               COM          48206U104      40    175000           175000              175000
Jupiter Media Metrix               COM          49206U104      47    205000           205000      1       205000
Lincare Holdings Inc.              COM          532791100     404     12500            12500      1        12500
Mikohn Gaming Corp.                COM          59862K108      88     20680            20680               20680
Mikohn Gaming Corp.                COM          59862K108      88     20680            20680      1        20680
Millenium Pharmaceuticals          COM          599902103     900     74046            74046               74046
Morton's Restaurant Grp            COM          619429103     302     20000            20000               20000
Morton's Restaurant Grp            COM          619429103     377     25000            25000      1        25000
Movie Gallery Inc.                 COM          624581104     310     14680            14680               14680
Movie Gallery Inc.                 COM          624581104     437     20680            20680      1        20680
Nasdaq 100 Trust                UNIT SER 1      631100104     470     18000            18000               18000
Nasdaq 100 Trust                UNIT SER 1      631100104     470     18000            18000      1        18000
New Focus Inc.                     COM          644383101      74     25000            25000               25000
New Focus Inc.                     COM          644383101      74     25000            25000      1        25000
Nisource Inc.                      COM          65473P105    1542     70651            70651               70651
Northrop Grumman Corp.             COM          666807102    4855     38840            38840               38840
Officemax Inc.                     COM          67622M108    2581    438220           438220              438220
Officemax Inc.                     COM          67622M108    3023    513220           513220      1       513220
Penn National Gaming               COM          707569109     348     19200            19200               19200
Penn National Gaming               COM          707569109     348     19200            19200      1        19200
Plum Creek Timber                  COM          729251108    1692     55100            55100               55100
Price Communication Corp.          CALL         741437905     800     50000   CALL     50000               50000
Price Communication Corp.          CALL         741437905     800     50000   CALL     50000      1        50000
Radvision Ltd.                     ORD          M81869105     185     37000            37000               37000
Radvision Ltd.                     ORD          M81869105     185     37000            37000      1        37000
Sepracor Inc.                      CALL         817315904     119     12500   CALL     12500               12500
Sepracor Inc.                      CALL         817315904     119     12500   CALL     12500      1        12500
Synavant Inc.                      COM          87157A105     165    116990           116990              116990
Synavant Inc.                      COM          87157A105     141    100010           100010      1       100010
TRW Inc.                           COM          872649108    5698    100000           100000              100000
TRW Inc.                           COM          872549108    5698    100000           100000      1       100000
TRW Inc.                           PUT          872649958   28490    500000   PUT     500000              500000
TRW Inc.                           PUT          872649958   28490    500000   PUT     500000      1       500000
Tyco International                 CALL         902124906    1216     90000   CALL     90000               90000
Tyco International                 CALL         902124906    1486    110000   CALL    110000      1       110000
Tyson Foods Inc.                   CLA          902494103     228     14680            14680               14680
Tyson Foods Inc.                   CLA          902494103     228     14680            14680      1        14680
UnitedGlobalcom Inc.               CLA          913247508     344    125000           125000              125000
UnitedGlobalcom Inc.               CLA          913247508     426    155000           155000      1       155000
Worldcom Inc.                  WRLDCOM GP COM   98157D106       0    300000           300000              300000
Worldcom Inc.                  WRLDCOM GP COM   98157D106       0    400000           400000      1       400000
